Lease obligation - Future payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease obligation
Total minimum lease payments	$ 38,008	$ 39,535
Less: imputed interest	(721)	(750)
Total lease obligations	37,287	38,785	$ 11,510
Less: current portion	(37,287)	(38,785)
2025
Lease obligation
Total minimum lease payments		$ 39,535
2026
Lease obligation
Total minimum lease payments	$ 38,008